CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Profit or loss [abstract]
Revenues		$ 8,511	$ 5,640		$ 1,675
Cost of revenues		2,683	1,692		909
Gross profit		5,828	3,948		766
Operating expenses (income):
Research and development, net		16,648	20,777		20,792
Sales and marketing		3,425	3,611		3,933
General and administrative		7,441	6,068		6,482
Other expenses (income)		524	0		(3,500)
Total operating expenses, net		28,038	30,456		27,707
Operating loss		(22,210)	(26,508)		(26,941)
Financing income		7,546	1,486		516
Financing expenses		(3,342)	(965)		(3,329)
Financing income (expenses), net		4,204	521		(2,813)
Share of loss of an associate		39	0		0
Loss before taxes on income		(18,045)	(25,987)		(29,754)
Taxes on income (tax benefit)		9	(33)		90
Loss		(18,054)	(25,954)		(29,844)
Attributable to:
Equity holders of the Company		(16,485)	(23,879)		(26,638)
Non-controlling interests		(1,569)	(2,075)		(3,206)
Loss		$ (18,054)	$ (25,954)		$ (29,844)
Basic loss per share, attributable to equity holders of the Company	[1]	$ (2.89)	$ (5.2)		$ (6.44)
Diluted loss per share, attributable to equity holders of the Company	[1]	$ (2.89)	$ (5.2)		$ (6.44)
Weighted average number of shares used in computing basic loss per share	[1]	5,697,245	4,589,386	[2]	4,141,842	[2]
Weighted average number of shares used in computing diluted loss per share	[1]	5,697,245	4,589,386		4,141,842

[1]	Shares and per share amounts have been retroactively adjusted to reflect the 1:10 reserve stock split and the changes in par value from NIS 0.02 to par value of NIS 0.2, effected on July 25, 2024. See also Note 17, Shareholders’ Equity, for details.
[2]	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect. See Notes 18(d) and Note 18(e) for number of outstanding options and RSUs. In addition, weighed number of shares for 2023 and 2022 have been retroactively adjusted to reflect the reverse stock split. See Note 17(b).